INCOME TAXES (Details Narrative)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023	Mar. 31, 2025 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 24,270,506	$ 7,053,024		$ 3,111,603
Inland Revenue, Singapore (IRAS) [Member]
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	17.00%	17.00%	17.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Federal statutory income tax rate	16.50%	16.50%	16.50%